GENERAL (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
General [Line Items]
Total investment amount under other non-current assets				$ 1,628
Compass Networks [Member]
General [Line Items]
Interest rate					10.00%
Percentage of acquisitions			11.00%	14.00%
Agreement amount	$ 1,500				$ 500
Software license agreement capitalized	$ 1,300
Loan amount					$ 538
Cash consideration				$ 833
Total investment amount under other non-current assets		$ 1,800	$ 1,628